ECONOMIC DEPENDENCE	12 Months Ended
Feb. 28, 2015
ECONOMIC DEPENDENCE [Abstract]
ECONOMIC DEPENDENCE

22. ECONOMIC DEPENDENCE

        The Company was dependent on two key customers with respect to revenue in the year ended February 28, 2015. These customers represented approximately 53% and 16% of sales for the year ended February 28, 2015 [2014 – one customer represented 59%].